Revenue Recognition (Tables)	6 Months Ended
Jun. 30, 2026
Revenue from Contract with Customer [Abstract]
Schedule of Disaggregation of Revenue
The Company’s revenue disaggregated by revenue source is as follows for the three and six months ended June 30, 2026 and 2025:

	Three months ended June 30,		Six months ended June 30,
	2026	2025	2026	2025
Professional services	$1,511	$883	$4,343	$1,415
Compute and other services	—	174	—	340
Total revenue	$1,511	$1,057	$4,343	$1,755

Schedule of Segment Reporting, Entity-Wide Information Not Provided as Part of Reportable Segment, Geographical Area, Revenue
The following summarizes the Company’s revenue by geography for the three and six months ended June 30, 2026 and 2025, based on customer location:

	Three months ended June 30,		Six months ended June 30,
	2026	2025	2026	2025
Canada	$1	$313	$73	$691
United States	1,362	630	3,874	854
Rest of world (1)	148	114	396	210
Total revenue	$1,511	$1,057	$4,343	$1,755
(1) Rest of world includes countries where revenue from a single country is not greater than 10% of the Company’s total consolidated revenue for the three and six months ended June 30, 2026 and 2025, respectively.

Schedules of Concentration of Risk, by Risk Factor
The following summarizes the percentage of revenue from significant customers which accounted for 10% or more of total revenue for the three and six months ended June 30, 2026 and 2025:

	Three months ended June 30,		Six months ended June 30,
	2026	2025	2026	2025
Customer 1	56%	32%	66%	20%
Customer 2	19%	20%	13%	16%
Customer 3	—%	30%	—%	32%